Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Consolidated Balance Sheets [Abstract]
Allowances for trade accounts receivable	$ 43.3	$ 51.4
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	124,126,624	124,126,624
Common stock, shares outstanding	106,269,919	105,391,940
Employee stock benefit trust, shares	0	1,784,741
Treasury stock, shares	17,841,705	16,934,943